Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income (loss)	$ 5,222	$ 80,574
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 9)	53,106	(32,927)
Equity income	(6,091)	(1,598)
Depreciation and amortization	96,962	96,011
Write-down and loss on sale of vessel (note 14)		19,029
Deferred income tax recovery (note 10)	(223)	(62)
Amortization of in-process revenue contracts	(6,320)	(6,285)
Foreign currency exchange gain and other	371	(29,813)
Change in non-cash working capital items related to operating activities	(96,617)	6,919
Expenditures for dry docking	(9,468)	(7,656)
Net operating cash flow	36,942	124,192
FINANCING ACTIVITIES
Proceeds from long-term debt	720,443	736,725
Scheduled repayments of long-term debt	(241,223)	(97,215)
Prepayments of long-term debt	(302,413)	(424,152)
Debt issuance costs	(10,094)	(10,126)
Equity contribution from Teekay Corporation to Dropdown Predecessor		5,596
Purchase of Voyager LLC from Teekay Corporation (net of cash acquired of $0.9 million) (note 8c)	3,474	(252,086)
Equity contribution from joint venture partner	22,017	1,500
Proceeds from issuance of common units	7,784	65,067
Proceeds from issuance of preferred units		150,000
Expenses relating to equity offerings	(153)	(5,385)
Cash distributions paid by the Partnership	(107,197)	(90,972)
Cash distributions paid by subsidiaries to non-controlling interests	(5,718)	(280)
Other	397
Net financing cash flow	87,317	78,672
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(92,084)	(216,242)
Purchase of equity investment in Itajai FPSO joint venture (net of cash acquired of $1.3 million) (note 8d)		(52,520)
Proceeds from sale of vessels and equipment		20,350
Investment in direct financing lease net of payments received	2,582	2,953
Acquisition of ALP Maritime Services B.V. (net of cash acquired of $0.3 million) (note 15)	(2,322)
Net investing cash flow	(91,824)	(245,459)
Increase (decrease) in cash and cash equivalents	32,435	(42,595)
Cash and cash equivalents, beginning of the period	219,126	206,339
Cash and cash equivalents, end of the period	$ 251,561	$ 163,744